Schedule of Accumulated Other Comprehensive Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	1,219	$ 335
Other comprehensive loss	811
Ending Balance	2,030	$ 335